The Company (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The purchase price allocation of $9.8 million was as follows:

Fair value of equity consideration, 506,423 WPCS common shares	$9,792,000
Liability assumed: notes payable	158,000
Total purchase price consideration	$9,950,000

Tangible assets
Net working capital (1)	$6,664,000
Deferred revenue	(2,300,000)
Property and equipment	376,000

Intangible assets (2)
Customer contracts	1,200,000
Trade name	600,000
Goodwill	3,410,000

Total allocation of purchase price consideration	$9,950,000

(1)	Net working capital consisted of cash of $4,947,000; accounts receivable and contract assets of $3,934,000; other assets of $317,000; accounts payable and accrued liabilities of $2,534,000.

(2)	The useful lives related to the acquired customer relationships and trade name were expected to be approximately 10 years.

Schedule of Concentration of Accounts Receivable

Accounts Receivable

The Company’s concentration of accounts receivable are as follows:

	As of
	September 30, 2019	December 31, 2018
Customer A	34%	58%
Customer B	31%	23%
Customer C	12%	-%
Customer D	10%	-%

Revenue

The concentration of revenue for the three and nine months ended September 30, 2019 and 2018, respectively are as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2019	2018	2019	2018
Customer A	-	-	10%	-

- Represents less than 10%

Accounts Receivable The Company’s concentration of accounts receivable are as follows:
	As of December 31,
	2018	2017
Customer A	58%	21%
Customer B	23%	15%